Related Party Transactions (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Aggregated compensation for employee representatives and former management board members on the Supervisory Board paid for their services as employees of Deutsche Bank or status as former employees (retirement, pension and deferred compensation)	€ 1	€ 1	€ 1
Key Management Loans and commitments	2	2
Key Management Deposits	8	17
Loans past due from transactions with subsidiaries, joint ventures and associates	0	0
Collateral held for loans outstanding	0	0
Trading assets and positive market values from derivative financial transactions with associated companies	17	27
Other assets related to transactions with associated companies	2	2
Other liabilities related to transactions with associated companies	€ 4	€ 0